Fair Value Measurements - Schedule of Key Inputs (Details) - March 2025 Convertible Note [Member]	Dec. 31, 2025	Mar. 20, 2025
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	4.06
Expected term (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	0.72
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	115.61
Stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	96